UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Interactive Financial Advisors
Address:        2215 York Road, Suite 306
                Oak Brook, IL  60523

Form 13F File Number:  028-12638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Joanne M. Woiteshek
Title:          Chief Compliance Officer
Phone:          630-472-1300

Signature, Place, and Date of Signing:

     /s/ Joanne M. Woiteshek         Oak Brook, IL               July 8, 2008
     -----------------------         -------------             -----------------
           [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            41

Form 13F Information Table Value Total:  $159,786,304
                                         ------------
                                          (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

--------------------------------------- -------- ----------- -------- -------------------- ---------- --------- --------------------
             COLUMN 1                   COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
--------------------------------------- -------- ----------- -------- -------------------- ---------- --------- --------------------
                                                                                                                  VOTING AUTHORITY
                                        TITLE OF              VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER   --------------------
          NAME OF ISSUER                 CLASS     CUSIP     (x$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------------------------------- -------- ---------- --------- -------------------- ---------- --------- --------------------
DOW CHEMICAL Total                                                 977        28  SH          NONE                                28
FEDERATED PRIME CASH SERIES FUND
  Total                                  MM     147551105    2,645,363 2,645,363  SH          NONE                         2,645,363
GLOBAL INDUSTRIES LTD Total              C      379336100          789        44  SH          NONE                                44
ISHARES COMEX GOLD TR ISHARES Total      ETF    464285105       26,001       285  SH          NONE                               285
ISHARES IBOXX INVESTOP INVESTMENT
  GRADE CORP BD FD Total                 ETF    464287242      150,579     1,485  SH          NONE                             1,485
ISHARES MSCI EAFE INDEX FUND Total       ETF    464287465    7,718,513   112,400  SH          NONE                           112,400
ISHARES MSCI PACIFIC EX-JAPAN INDEX
  FUND Total                             ETF    464286665      657,995     4,835  SH          NONE                             4,835
ISHARES RUSSELL 1000 INDEX FUND Total    ETF    464287622       30,086       427  SH          NONE                               427
ISHARES RUSSELL 2000 INDEX FUND Total    ETF    464287655    7,683,746   111,278  SH          NONE                           111,278
ISHARES RUSSELL 2000 VALUE INDEX
  FUND Total                             ETF    464287630   11,281,499   177,048  SH          NONE                           177,048
ISHARES S&P 500 INDEX FD Total           ETF    464287200   37,394,432   292,144  SH          NONE                           292,144
ISHARES S&P GLOBAL ENERGY SECTOR
  INDEX FUND Total                       ETF    464287341    1,872,860    12,273  SH          NONE                            12,273
ISHARES S&P GLOBAL TECHNOLOGY SECTOR
  INDEX FUND Total                       ETF    464287291       24,155       422  SH          NONE                               422
ISHARES S&P GROWTH INDEX FD Total        ETF    464287309      486,895     7,628  SH          NONE                             7,628
ISHARES S&P MIDCAP 400 GROWTH INDEX
  FD Total                               ETF    464287606       10,533       119  SH          NONE                               119
ISHARES S&P NATIONAL Total               ETF    464288414        6,268        63  SH          NONE                                63
ISHARES S&P SMALLCAP 600 GROWTH
  INDEX FD Total                         ETF    464287887       10,198        80  SH          NONE                                80
ISHARES S&P VALUE INDEX FD Total         ETF    464287408    7,585,049   119,638  SH          NONE                           119,638
ISHARES SILVER TRUST Total               ETF    46428Q109        2,589        15  SH          NONE                                15
ISHARES TR 1 3 YR TREAS INDEX FD
  Total                                  ETF    464287457    3,346,684    40,375  SH          NONE                            40,375
ISHARES TR 20 TREAS INDEX FD Total       ETF    464287432      737,335     7,985  SH          NONE                             7,985
ISHARES TR 7-10 YR TRES INDEX FD
  Total                                  ETF    464287440      670,208     7,616  SH          NONE                             7,616
ISHARES TR COHEN & STEERS REALTY
  MAJORS INDEX FD Total                  ETF    464287564    1,061,428    14,126  SH          NONE                            14,126
ISHARES TR DOW JONES SELECT DIV
  INDEX FD Total                         ETF    464287168   12,411,887   252,018  SH          NONE                           252,018
ISHARES TR FTSE XNHUA IDX Total          ETF    464287184      173,101     1,323  SH          NONE                             1,323
ISHARES TR LEHMAN US AGGREGATE BD FD
  Total                                  ETF    464287226   38,251,998   380,996  SH          NONE                           380,996
ISHARES TR US TREAS INFLATION
  PROTECTED SECS FD Total                ETF    464287176    2,308,206    21,402  SH          NONE                            21,402
ISHARES TRUST ISHARES MSCI VALUE
  INDEX FUND Total                       ETF    464288877   11,069,966   181,743  SH          NONE                           181,743
J & J SNACK FOODS CORP Total             C      466032109          521        19  SH          NONE                                19
KNIGHT CAP GROUP INC COM Total           C      499005106        1,402        78  SH          NONE                                78
LONGS DRUG STORES Total                  C      543162101        1,011        24  SH          NONE                                24
MATTHEWS INTERNATIONAL CORPORATION -
  CLASS A COMMON STOCK Total             C      577128101        2,399        53  SH          NONE                                53
MONTPELIER RE HOLDINGS LTD SHS ISIN
  #BMG621851069 Total                    C      G62185106          782        53  SH          NONE                                53
NIKE INC CLASS B Total                   C      654106103          894        15  SH          NONE                                15
PLANTRONICS INC Total                    C      727493108        1,406        63  SH          NONE                                63
RADIANT SYSTEMS INC Total                C      75025N102          815        76  SH          NONE                                76
ROYAL BANK OF CANADA Total               C      780087102        7,817       175  SH          NONE                               175
SELECT SECTOR SPDR FD HEALTH CARE
  Total                                  v      81369Y209       90,150     2,948  SH          NONE                             2,948
SPDR LEHMAN INT'L TREASURY BOND ETF
  Total                                  ETF    78464A516   11,014,159   199,894  SH          NONE                           199,894
ST SPDR SP BRIC 40 Total                 ETF    78463X798      151,135     5,053  SH          NONE                             5,053
TEMPLETON GLOBAL INCOME FUND Total       CM     880198106        7,879       888  SH          NONE                               888
VANGUARD LARGE-CAP VIPERS Total          ETF    922908637      886,593    15,294  SH          NONE                            15,294